Segment Information - Schedule of Revenue from Contracts with Customers, Profitability Information and Asset Information by Segment and Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Metal Stamping and Mechanical OEM [Member]
Revenues:
Total revenue	$ 2,713	$ 4,500	$ 3,474
Cost	2,010	3,077	2,719
Gross Profit/(Loss)	703	1,423	755
Operating expenses:
Selling, general and administrative expenses	1,797	1,749	1,158
Impairment of property, plant and equipment	5		190
Impairment of operating lease right of use assets	60		302
Total operating expenses	1,862	1,749	1,650
Segment loss	(1,160)	(326)	(895)
Other segment information:
Depreciation expense	18	6	89
Amortization expenses	5
Capital expenditure	50	62	65
Metal Stamping and Mechanical OEM [Member] | Sales of products [Member]
Revenues:
Total revenue	2,713	4,500	3,474
Metal Stamping and Mechanical OEM [Member] | Sub-contracting income [Member]
Revenues:
Total revenue
Metal Stamping and Mechanical OEM [Member] | Other Service Income [Member]
Revenues:
Total revenue
Electric OEM [Member]
Revenues:
Total revenue	2,078	2,912	2,847
Cost	1,398	1,865	1,894
Gross Profit/(Loss)	680	1,047	953
Operating expenses:
Selling, general and administrative expenses	1,371	1,149	1,210
Impairment of property, plant and equipment	4		145
Impairment of operating lease right of use assets	46		225
Total operating expenses	1,421	1,149	1,580
Segment loss	(741)	(102)	(627)
Other segment information:
Depreciation expense	9	3	70
Amortization expenses
Capital expenditure	41	39	53
Electric OEM [Member] | Sales of products [Member]
Revenues:
Total revenue	2,078	2,912	2,029
Electric OEM [Member] | Sub-contracting income [Member]
Revenues:
Total revenue			818
Electric OEM [Member] | Other Service Income [Member]
Revenues:
Total revenue
Other Services [Member]
Revenues:
Total revenue	14
Cost	31
Gross Profit/(Loss)	(17)
Operating expenses:
Selling, general and administrative expenses	220
Impairment of property, plant and equipment	10
Impairment of operating lease right of use assets
Total operating expenses	230
Segment loss	(246)
Other segment information:
Depreciation expense	4
Amortization expenses
Capital expenditure	12
Other Services [Member] | Sales of products [Member]
Revenues:
Total revenue
Other Services [Member] | Sub-contracting income [Member]
Revenues:
Total revenue
Other Services [Member] | Other Service Income [Member]
Revenues:
Total revenue	14
Corporate [Member]
Revenues:
Total revenue
Cost
Gross Profit/(Loss)
Operating expenses:
Selling, general and administrative expenses	160	107	109
Impairment of property, plant and equipment
Impairment of operating lease right of use assets
Total operating expenses	160	107	109
Segment loss	(160)	(107)	(109)
Other segment information:
Depreciation expense
Amortization expenses
Capital expenditure
Corporate [Member] | Sales of products [Member]
Revenues:
Total revenue
Corporate [Member] | Sub-contracting income [Member]
Revenues:
Total revenue
Corporate [Member] | Other Service Income [Member]
Revenues:
Total revenue
Consolidated [Member]
Revenues:
Total revenue	4,805	7,412	6,321
Cost	3,439	4,942	4,613
Gross Profit/(Loss)	1,366	2,470	1,708
Operating expenses:
Selling, general and administrative expenses	3,548	3,005	2,477
Impairment of property, plant and equipment	19		335
Impairment of operating lease right of use assets	106		527
Total operating expenses	3,673	3,005	3,339
Segment loss	(2,307)	(535)	(1,631)
Reconciliation of segment profit or loss
Exchange gain, net	22	124	198
Interest income	159	203	248
Other income	21	22	30
Gain on disposal of property, plant and equipment	75	333	16
Income (loss) before income taxes	(2,030)	147	(1,139)
Other segment information:
Depreciation expense	31	9	159
Amortization expenses	5
Capital expenditure	104	101	118
Consolidated [Member] | Sales of products [Member]
Revenues:
Total revenue	4,791	7,412	5,503
Consolidated [Member] | Sub-contracting income [Member]
Revenues:
Total revenue			$ 818
Consolidated [Member] | Other Service Income [Member]
Revenues:
Total revenue	$ 14